Share capital - Disclosure of detailed information about changes in company outstanding stock options (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, ending balance | shares	7,762
Weighted average exercise price, balance at ending | $ / shares	$ 1.33
Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, beginning balance | shares	8,044	6,948
Number, Granted | shares	3,940	3,620
Number, Exercised | shares	(2,631)	0
Number, Expired | shares	(1,591)	(2,524)
Number, ending balance | shares	7,762	8,044
Weighted average exercise price, balance at beginning | $ / shares	$ 1.67	$ 3.25
Weighted average exercise, Granted | $ / shares	1.41	1.33
Weighted average exercise, Exercised | $ / shares	1.72	0
Weighted average exercise, Expired | $ / shares	2.61	5.55
Weighted average exercise price, balance at ending | $ / shares	$ 1.33	$ 1.67